Trade And Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Payables [Abstract]
Summary of Trade and Other Payables

	AS AT DECEMBER 31,
	2021	2020
Trade payables (i)	1,045	521
Accruals	1,968	1,447
Indirect taxes	256	225
Liability classified warrants	—	151
Other payables	22	84
	3,291	2,428
(i)
Trade payables balance is unsecured, interest-free and settled within 60 days from incurrence.